FINANCIAL LIABILITIES - BORROWING - Schedule of Borrowing Terms (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum liquidity percent	50.00%
Term Loan
Disclosure of detailed information about borrowings [line items]
Required annual repayments	1.00%
Minimum liquidity	$ 100
SOFR | Term Loan
Disclosure of detailed information about borrowings [line items]
Nominal interest margin	0.26%
Credit Spread Adjustment | Term Loan
Disclosure of detailed information about borrowings [line items]
Nominal interest margin	5.25%